Mining Interest, Plant and Equipment - Summary of Mining Interest, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 52,921
Write-down of equipment		$ (37)
Ending balance	41,476	52,921
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	104,429	97,258
Additions	3,715	2,709
Write-down of equipment	(6,925)	(37)
Disposal of San Pedrito		(5,249)
Effect of foreign exchange	(6,339)	9,748
Ending balance	94,880	104,429
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(51,508)	(40,640)
Depreciation for the year	5,032	5,628
Write-down of equipment	(212)
Effect of foreign exchange	2,924	(5,240)
Ending balance	(53,404)	(51,508)
Mining Interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,391
Ending balance	24,046	33,391
Mining Interests [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,048	70,018
Additions	902	484
Write-down of equipment	(5,000)
Disposal of San Pedrito		(5,249)
Effect of foreign exchange	(4,592)	7,795
Ending balance	64,358	73,048
Mining Interests [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(39,657)	(31,781)
Depreciation for the year	2,887	3,786
Effect of foreign exchange	2,232	(4,090)
Ending balance	(40,312)	(39,657)
Plant and Equipment Mining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,509
Ending balance	11,257	12,509
Plant and Equipment Mining [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,699	20,308
Additions	2,720	2,034
Write-down of equipment	(1,925)	(37)
Effect of foreign exchange	(1,318)	1,394
Ending balance	23,176	23,699
Plant and Equipment Mining [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,190)	(8,516)
Depreciation for the year	1,621	1,532
Write-down of equipment	(212)
Effect of foreign exchange	680	(1,142)
Ending balance	(11,919)	(11,190)
Plant and Equipment Altiplano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,777
Ending balance	6,004	6,777
Plant and Equipment Altiplano [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,005	6,327
Additions	78	119
Effect of foreign exchange	(429)	559
Ending balance	6,654	7,005
Plant and Equipment Altiplano [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(228)
Depreciation for the year	434	220
Effect of foreign exchange	12	(8)
Ending balance	(650)	(228)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	244
Ending balance	169	244
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	677	605
Additions	15	72
Ending balance	692	677
Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(433)	(343)
Depreciation for the year	90	90
Ending balance	$ (523)	$ (433)